Income Taxes (Details) - Schedule of company’s valuation allowance	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Company SValuation Allowance Abstract
Balance, beginning of year	$ (1,977,471)
Transaction costs, reverse recapitalization	(7,260,390)
Change in valuation allowance	(7,412,660)
Balance, end of year	$ (16,650,521)